Financial Assets (Non-Current and Current) - Financial Assets (Non-Current and Current) (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Securities, financial receivables and other non-current financial assets:
Securities other than investments		€ 1
Financial receivables for lease contracts	€ 69	101
Hedging derivatives relating to hedged items classified as non-currentassets/liabilities of a financial nature	1,495	2,497
Receivables from employees	47	48
Non-hedging derivatives	7	39
Other financial receivables	150	12
Total non-currentfinancial assets	1,768	2,698
Securities other than investments
Held for trading		140
Held to maturity	0	0
Available for sale	993	1,379
Securities other than investments	993	1,519
Financial receivables and other current financial assets:
Liquid assets with banks, financial institutions and post offices (with a maturity greater than 3 months)	100	100
Receivables from employees	16	15
Financial receivables for lease contracts	45	59
Hedging derivatives relating to hedged items classified as current assets/liabilities of a financial nature	260	185
Non-hedging derivatives	15	28
Other short-term financial receivables	1	2
Financial receivables and other current financial assets	437	389
Cash and cash equivalents	3,575	3,964	€ 3,559	€ 4,812
Current financial assets	5,005	5,872
Financial assets relating to Discontinued operations/Non-current assets held for sale	0	0
Total non-current and current financial assets	€ 6,773	€ 8,570